united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 2/28/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2018
Shares		Fair Value

	COMMON STOCK - 79.5%
	AIRLINES - 2.6%
39,000	American Airlines Group, Inc.	$2,115,750

	APPAREL - 1.3%
64,000	Under Armour, Inc. *	1,061,120

	AUTO MANUFACTURERS - 2.1%
75,000	Blue Bird Corp. *	1,740,000

	BANKS - 3.1%
79,000	Bank of America Corp.	2,535,900

	COMMERCIAL SERVICES - 0.3%
70,000	Professional Diversity Network, Inc. * <	242,900

	COMPUTERS - 2.0%
9,500	Apple, Inc.	1,692,140

	DIVERSIFIED FINANCIAL SERVICES - 7.6%
55,000	Janus Capital Group, Inc.	1,943,700
32,000	Lazard Ltd.	1,727,040
270,000	WisdomTree Investments, Inc.	2,594,700
		6,265,440
	ELECTRICAL COMPONENTS & EQUIPMENT - 3.2%
900,000	Orion Energy Systems, Inc. *	765,000
265,676	Pioneer Power Solutions, Inc. * <	1,833,164
		2,598,164
	ENTERTAINMENT - 3.2%
75,000	AMC Entertainment Holdings, Inc.	1,125,000
210,000	National CineMedia, Inc.	1,581,300
		2,706,300
	HOME BUILDERS - 2.1%
115,000	TRI Pointe Group, Inc. *	1,762,950

	HOUSEHOLD PRODUCTS/WARES - 3.3%
113,999	Acme United Corp.	2,678,977

	INTERNET - 2.1%
1,600	Alphabet, Inc. - Class A *	1,766,272

	LIMITED PARTNERSHIP - 6.3%
85,000	Blackstone Group LP - MLP	2,890,000
107,000	KKR & Co. LP	2,296,220
		5,186,220
	MEDIA - 6.1%
170,000	Gannett Co., Inc.	1,706,800
700,000	Lee Enterprises, Inc. *	1,715,000
28,000	Meredith Corp.	1,604,400
		5,026,200

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2018
Shares		Fair Value

	COMMON STOCK - 79.5% (Continued)
	MINING - 4.1%
124,000	Freeport-McMoRan, Inc. *	$2,306,400
45,000	U.S. Silica Holdings, Inc.	1,165,050
		3,471,450
	MISCELLANEOUS MANUFACTURER - 2.1%
52,000	Trinity Industries, Inc.	1,697,280

	PHARMACEUTICALS - 5.9%
12,000	CVS Health Corp.	812,760
15,500	Johnson & Johnson	2,013,140
25,000	Zoetis, Inc. - Class A	2,021,500
		4,847,400
	RETAIL - 7.3%
135,000	Denny's Corp. *	2,030,400
27,000	Target Corp.	2,036,070
120,000	Wendy's Co.	1,914,000
		5,980,470
	SEMICONDUCTORS - 5.1%
185,000	Advanced Micro Devices, Inc. *	2,240,350
30,000	Qualcomm, Inc.	1,950,000
		4,190,350
	SOFTWARE - 2.1%
27,000	Paychex, Inc.	1,758,510

	TELECOMMUNICATIONS - 4.9%
770,000	Alaska Communications Systems Group, Inc. *	1,624,700
205,000	Consolidated Communications Holdings, Inc.	2,369,800
		3,994,500
	TRANSPORTATION - 2.7%
21,000	United Parcel Service, Inc. - Class B	2,192,610

	TOTAL COMMON STOCK (Cost - $51,107,169)	65,510,903

	PREFERRED STOCK - 5.7%
	BANKS - 2.1%
855,000	Citigroup, Inc., 5.95%	888,131
835,000	Morgan Stanley, 5.55%	866,354
		1,754,485
	INVESTMENT COMPANIES - 1.1%
36,000	Compass Diversified Holdings, 7.25%	857,160

	PIPELINES - 1.5%
36,721	Kinder Morgan, Inc., 9.75%	1,223,544

	TRUCKING & LEASING - 1.0%
8,000	General Finance Corp., 9.00%	850,920

	TOTAL PREFERRED STOCK (Cost - $4,916,039)	4,686,109

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2018
Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 6.9%
	COMMERCIAL SERVICES - 1.0%
$800,000	ADT Corp.	6.250	10/15/2021	$853,500

	FOOD - 1.0%
850,000	B&G Foods, Inc.	4.625	6/1/2021	855,313

	MEDIA - 1.1%
850,000	TEGNA, Inc. ^	4.875	9/15/2021	863,812

	OIL & GAS SERVICES - 1.6%
1,500,000	Bristow Group, Inc.	6.250	10/15/2022	1,290,000

	RETAIL - 0.9%
713,000	Wendy's International LLC	7.000	12/15/2025	757,562

	TELECOMMUNICATIONS - 1.3%
1,200,000	Consolidated Communications, Inc.	6.500	10/1/2022	1,056,000

	TOTAL CORPORATE BONDS (Cost - $5,602,220)			5,676,187

Shares	SHORT-TERM INVESTMENTS - 6.9%
	MONEY MARKET FUND - 6.9%
5,648,608	Fidelity Institutional Money Market Funds - Government Portfolio, Class I, 1.26% **			5,648,608
	(Cost - $5,648,608)

	TOTAL INVESTMENTS - 99.0% (Cost - $67,274,036) (a)			$81,521,807
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 1.0%			819,974
	NET ASSETS - 100.0%			$82,341,781

* Non-income producing security.
< Illiquid security. At February 28, 2018, the securities amounted to 2.6% of net assets.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration to qualified institutional buyers. This security had a market value of $863,812 and 1.0% of net assets.
** Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2018.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $66,924,341 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:		$18,004,465
		Unrealized depreciation:		(3,406,999)
		Net unrealized appreciation:		$14,597,466
LLC - Limited Liability Company
LP - Limited Partnership
MLP - Master Limited Partnership

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2018
Shares		Fair Value

	COMMON STOCK - 94.0%
	APPAREL - 3.5%
155,699	Rocky Brands, Inc.	$2,864,862

	AUTO PARTS & EQUIPMENT - 3.2%
57,000	Douglas Dynamics, Inc.	2,536,500

	BUILDING MATERIALS - 1.7%
174,800	LSI Industries, Inc.	1,365,188

	CHEMICALS - 1.0%
21,475	Oil-Dri Corporation of America	774,389

	COMMERCIAL SERVICES - 8.3%
94,400	AstroNova, Inc.	1,269,680
101,100	BG Staffing, Inc.	1,663,095
42,500	Collectors Universe, Inc.	661,725
37,000	Healthcare Services Group, Inc.	1,680,910
23,000	McGrath RentCorp	1,164,260
		6,439,670
	COMPUTERS - 1.5%
88,000	TransAct Technologies, Inc.	1,218,800

	DIVERSIFIED FINANCIAL SERVICES - 2.8%
41,000	Westwood Holdings Group, Inc.	2,227,940

	ELECTRIC - 1.1%
16,000	MGE Energy, Inc.	840,000

	ENTERTAINMENT - 4.0%
187,700	National CineMedia, Inc.	1,413,381
87,000	Speedway Motorsports, Inc.	1,707,810
		3,121,191
	ENVIRONMENTAL CONTROL - 2.0%
142,000	Ecology and Environment, Inc.	1,597,500

	FOOD - 4.0%
32,000	Ingles Markets, Inc.	1,030,400
134,300	Rocky Mountain Chocolate Factory, Inc.	1,638,460
20,000	Village Super Market, Inc. - Class A	474,000
		3,142,860
	GAS - 2.1%
65,425	RGC Resources, Inc.	1,632,354

	HEALTHCARE - PRODUCTS - 0.9%
50,000	Meridian Bioscience, Inc.	697,500

	HEALTHCARE - SERVICES - 1.1%
42,700	Psychemedics Corp.	906,521

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2018
Shares		Fair Value

	COMMON STOCK - 94.0% (Continued)
	HOME FURNISHINGS - 2.8%
130,000	Daktronics, Inc.	$1,158,300
27,376	Flexsteel Industries, Inc.	1,063,831
		2,222,131
	HOUSEHOLD PRODUCTS/WARES - 2.5%
84,000	Acme United Corp.	1,974,000

	INSURANCE - 2.3%
11,200	Kansas City Life Insurance Co.	487,200
495,720	Marketing Alliance, Inc. # *	1,298,785
		1,785,985
	INTERNET - 2.2%
49,000	New Media Investment Group, Inc.	845,250
123,000	PC-Tel, Inc.	862,230
		1,707,480
	INVESTMENT COMPANIES - 1.0%
47,000	Compass Diversified Holdings	784,900

	LEISURE TIME - 3.7%
40,142	Bowl America, Inc.	625,079
188,000	Escalade, Inc.	2,284,200
		2,909,279
	MEDIA - 6.4%
501,492	A.H. Belo Corp.	2,582,684
107,000	Gannett Co., Inc.	1,074,280
271,000	Salem Media Group, Inc.	1,124,650
		4,781,614
	MISCELLANEOUS MANUFACTURER - 2.8%
117,000	Myers Industries, Inc.	2,217,150

	OFFICE FURNISHINGS - 2.9%
78,600	Kewaunee Scientific Corp.	2,338,350

	PHARMACEUTICALS - 1.7%
83,000	Owens & Minor, Inc.	1,362,030

	REITS - 7.5%
90,300	CatchMark Timber Trust, Inc. - Class A	1,181,124
38,500	Chatham Lodging Trust	700,315
202,700	Farmland Partners, Inc.	1,524,304
176,000	Monmouth Real Estate Investment Corp.	2,485,120
		5,890,863
	RETAIL - 3.0%
52,000	PetMed Express, Inc.	2,349,880

	SEMICONDUCTORS - 1.6%
48,800	Brooks Automation, Inc.	1,303,448

	SOFTWARE - 5.8%
238,550	American Software, Inc.	2,967,562
104,774	Simulations Plus, Inc.	1,629,236
		4,596,798

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2018
Shares		Fair Value

	COMMON STOCK - 94.0% (Continued)
	TELECOMMUNICATIONS - 1.7%
115,700	Consolidated Communications Holdings, Inc.	$1,337,492

	TEXTILES - 2.5%
303,100	Crown Crafts, Inc.	1,970,150

	WATER - 6.4%
24,408	Artesian Resources Corp.	807,661
15,275	Connecticut Water Service, Inc.	788,648
124,000	Global Water Resources, Inc.	1,060,200
39,400	Middlesex Water Co.	1,396,336
34,975	York Water Co.	982,797
		5,035,642

	TOTAL COMMON STOCK (Cost - $59,700,997)	73,932,467

	PREFERRED STOCK - 1.2%
	RETAIL - 0.9%
28,000	TravelCenters of America LLC, 8.25%	694,400

	TRUCKING & LEASING - 0.3%
10,000	General Finance Corp., 8.125%	254,100

	TOTAL PREFERRED STOCK (Cost - $964,549)	948,500

	SHORT-TERM INVESTMENT - 4.0%
	MONEY MARKET FUND - 4.0%
3,119,379	Dreyfus Treasury & Agency Cash Management Fund, Institutional Class, 1.27% ** (Cost - $3,119,379)	3,119,379

	TOTAL INVESTMENTS - 99.2% (Cost - $63,784,925) (a)	$78,000,346
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.8%	669,057
	NET ASSETS - 100.0%	$78,669,403

* Non-income producing security.
# Affiliated issuer.
* Illiquid security. At February 28, 2018, the securities amounted to 1.7% of net assets.
** Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2018.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $65,281,854 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$16,657,986
	Unrealized depreciation:	(3,939,494)
	Net unrealized appreciation:	$12,718,492
LLC - Limited Liability Company
REITS - Real Estate Investment Trust

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2018
Shares		Fair Value

	COMMON STOCK - 85.6%
	APPAREL - 8.6%
157,000	Lakeland Industries, Inc. *	$2,064,550
92,000	Perry Ellis International, Inc. *	2,453,640
135,500	Rocky Brands, Inc.	2,493,200
		7,011,390
	AUTO MANUFACTURERS - 4.3%
152,000	Blue Bird Corp. *	3,526,400

	AUTO PARTS & EQUIPMENT - 2.3%
93,900	Motorcar Parts of America, Inc. *	1,913,682

	BEVERAGES - 2.4%
33,905	Farmer Brothers Co. *	1,057,836
468,700	Truett-Hurst, Inc. - Class A * #	892,874
		1,950,710
	BUILDING MATERIALS - 1.8%
183,668	LSI Industries, Inc.	1,434,447

	CHEMICALS - 2.6%
161,500	Landec Corp. *	2,099,500

	COMMERCIAL SERVICES - 3.3%
530,900	ARC Document Solutions, Inc. *	1,130,817
43,000	SP Plus Corp. *	1,548,000
		2,678,817
	ELECTRICAL COMPONENTS & EQUIPMENT - 4.1%
86,230	Graham Corp.	1,742,708
463,079	Orion Energy Systems, Inc. *	393,617
170,400	Pioneer Power Solutions, Inc. * <	1,175,760
		3,312,085
	ENVIRONMENTAL CONTROL - 4.1%
116,000	Ecology and Environment, Inc.	1,305,000
51,980	Heritage-Crystal Clean, Inc. *	1,039,600
229,600	Sharps Compliance Corp. *	1,042,384
		3,386,984
	HAND/MACHINE TOOLS - 3.9%
109,851	QEP Co., Inc. <	3,196,664

	HOME FURNISHINGS - 2.5%
51,920	Flexsteel Industries, Inc.	2,017,611

	HOUSEHOLD PRODUCTS/WARES - 5.6%
117,878	Acme United Corp.	2,770,133
47,000	Central Garden & Pet Co. *	1,815,610
		4,585,743

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2018
Shares		Fair Value

	COMMON STOCK - 85.6% (Continued)
	LEISURE TIME - 6.6%
48,254	Bowl America, Inc.	$751,397
163,428	Escalade, Inc.	1,985,650
43,300	Johnson Outdoors, Inc. - Class A	2,669,012
		5,406,059
	MACHINERY - DIVERSIFIED - 2.4%
17,800	Alamo Group, Inc.	1,978,470

	MEDIA - 4.4%
524,678	A. H. Belo Corp.	2,702,092
144,800	NTN Buzztime, Inc. * #	930,557
		3,632,649
	METAL FABRICATE/HARDWARE - 3.2%
101,472	Eastern Co.	2,587,536

	MINING - 2.0%
23,000	United States Lime & Minerals, Inc.	1,637,830

	RETAIL - 15.1%
232,300	1-800-Flowers.com, Inc. *	2,706,295
80,000	Boot Barn Holdings, Inc. *	1,409,600
244,800	Build-A-Bear Workshop, Inc. *	2,227,680
145,000	Del Taco Restaurants, Inc. *	1,827,000
76,000	Movado Group, Inc.	2,356,000
874,410	US Auto Parts Network, Inc. *	1,810,029
		12,336,604
	SOFTWARE - 3.2%
209,800	American Software, Inc.	2,609,912

	TELECOMMUNICATIONS - 1.1%
31,400	Hawaiian Telcom Holdco, Inc. *	884,538

	TEXTILES - 2.1%
261,000	Crown Crafts, Inc.	1,696,500

	TOTAL COMMON STOCK (Cost - $57,992,013)	69,884,131

	SHORT-TERM INVESTMENTS - 14.8%
	MONEY MARKET FUND - 14.8%
12,133,149	Dreyfus Treasury & Agency Cash Management Fund, Institutional Class, 1.27% ** (Cost - $12,133,149)	12,133,149

	TOTAL INVESTMENTS - 100.4% (Cost - $70,125,162) (a)	$82,017,280
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.4) %	(362,298)
	NET ASSETS - 100.0%	$81,654,982

* Non-income producing security.
# Affiliated issuer.
< Illiquid security. At February 28, 2018, these securities amounted to 5.3% of net assets.
** Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2018.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $70,627,109 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$16,503,960
	Unrealized depreciation:	(5,113,789)
	Net unrealized appreciation:	$11,390,171

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2018
Shares				Fair Value

	PREFERRED STOCK - 14.2%
	BANKS - 7.7%
16,000	Bank of America Corp., 4.00%			$373,120
8,000	Citigroup Capital XIII, 8.137%			217,840
10,000	GMAC Capital Trust I, 7.624%			258,000
250,000	Mellon Capital IV, 4.00%			224,750
9,000	PNC Financial Services Group, Inc., 6.125%			249,480
8,000	US Bancorp, 6.50%			223,360
250,000	Wachovia Capital Trust III, 5.57%			250,313
				1,796,863
	DIVERSIFIED FINANCIAL SERVICES - 1.3%
300,000	American Express Co., 4.900%			304,875

	INVESTMENT COMPANIES - 1.2%
12,000	Compass Diversified Holdings, 7.25%			285,720

	PIPELINES - 1.4%
10,000	Kinder Morgan, Inc. 9.75%			333,200

	REITS - 1.3%
12,000	Monmouth Real Estate Investment Corp., 6.125%			290,880

	TRUCKING & LEASING - 1.3%
12,000	General Finance Corp., 8.125%			304,920

	TOTAL PREFERRED STOCK (Cost - $3,512,195)			3,316,458

Par Value		Coupon Rate (%)	Maturity

	CORPORATE BONDS - 77.0%
	AIRLINES - 2.2%
$500,000	American Airlines Group, Inc.	6.125	6/1/2018	505,000

	APPAREL - 3.3%
375,000	Perry Ellis International, Inc.	7.875	4/1/2019	376,125
450,000	Under Armour, Inc.	3.250	6/15/2026	394,348
				770,473
	AUTO PARTS & EQUIPMENT - 2.3%
525,000	Goodyear Tire & Rubber Co.	5.125	11/15/2023	537,962

	CHEMICALS - 2.5%
600,000	CF Industries, Inc.	3.450	6/1/2023	583,500

	COMMERCIAL SERVICES - 6.9%
250,000	ADT Corp.	6.250	10/15/2021	266,719
200,000	ADT Corp.	3.500	7/15/2022	192,000
600,000	Quad Graphics, Inc.	7.000	5/1/2022	621,750
526,000	RR Donnelley & Sons Co.	6.500	11/15/2023	527,315
				1,607,784

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2018
Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 77.0% (Continued)
	COSMETICS & TOILETRIES - 0.4%
$100,000	Edgewell Personal Care Co.	4.700	5/24/2022	$100,750

	DIVERSIFIED FINANCIAL SERVICES - 2.1%
450,000	Jefferies Group LLC	8.500	7/15/2019	482,715

	ENTERTAINMENT - 6.8%
500,000	AMC Entertainment Holdings, Inc.	5.875	2/15/2022	506,250
405,000	National CineMedia LLC	6.000	4/15/2022	410,569
100,000	National CineMedia LLC	5.750	8/15/2026	92,250
580,000	Speedway Motorsports, Inc.	5.125	2/1/2023	582,900
				1,591,969
	FOOD - 6.9%
575,000	B&G Foods, Inc.	4.625	6/1/2021	578,594
600,000	Ingles Markets, Inc.	5.750	6/15/2023	597,000
425,000	TreeHouse Foods, Inc.	4.875	3/15/2022	424,469
				1,600,063
	HEALTHCARE - SERVICES - 2.5%
572,000	DaVita HealthCare Partners, Inc.	5.750	8/15/2022	589,160

	HOUSEHOLD PRODUCTS/WARES - 4.9%
550,000	ACCO Brands Corp. *	5.250	12/15/2024	554,125
550,000	Central Garden & Pet Co.	6.125	11/15/2023	577,500
				1,131,625
	LEISURE TIME - 0.9%
200,000	Royal Caribbean Cruises Ltd.	5.250	11/15/2022	215,151

	MEDIA - 6.6%
400,000	AMC Networks, Inc.	4.750	12/15/2022	404,000
300,000	Lee Enterprises, Inc. *	9.500	3/15/2022	315,750
50,000	TEGNA, Inc.	5.125	7/15/2020	50,750
450,000	TEGNA, Inc.	6.375	10/15/2023	470,812
300,000	Viacom, Inc., 3 mo. LIBOR + 3.895%	5.875 ^	2/28/2057	302,966
				1,544,278
	MINING - 1.9%
450,000	Freeport-McMoRan, Inc.	4.000	11/14/2021	450,000

	MISCELLANEOUS MANUFACTURER - 2.6%
600,000	Trinity Industries, Inc.	4.550	10/1/2024	598,229

	OFFICE FURNISHINGS - 1.4%
300,000	Steelcase, Inc.	6.375	2/15/2021	323,325

	OIL & GAS - 2.3%
50,000	Murphy Oil Corp.	4.000	6/1/2022	48,875
500,000	Murphy Oil Corp.	4.450	12/1/2022	495,000
				543,875
	OIL & GAS SERVICES - 2.4%
655,000	Bristow Group, Inc.	6.250	10/15/2022	563,300

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2018
Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 77.0% (Continued)
	RETAIL - 6.9%
$600,000	Brinker International, Inc.	3.875	5/15/2023	$579,000
400,000	Gap, Inc.	5.950	4/12/2021	424,417
568,000	Wendy's International LLC	7.000	12/15/2025	603,500
				1,606,917
	SEMICONDUCTORS - 2.1%
450,000	Advanced Micro Devices, Inc.	7.500	8/15/2022	496,125

	TELECOMMUNICATIONS - 9.1%
600,000	CenturyLink, Inc.	5.800	3/15/2022	594,750
532,000	Cincinnati Bell, Inc. *	7.000	7/15/2024	506,730
660,000	Consolidated Communications, Inc.	6.500	10/1/2022	580,800
425,000	T-Mobile USA, Inc.	6.625	4/1/2023	441,108
				2,123,388

	TOTAL CORPORATE BONDS (Cost - $18,038,270)			17,965,589

	CONVERTIBLE BONDS - 1.1%
	PRIVATE EQUITY- 1.1%
250,000	Hercules Capital, Inc. (Cost - $252,529)	4.375	2/1/2022	251,909

Shares
	SHORT-TERM INVESTMENTS - 6.5%
	MONEY MARKET FUND - 6.5%
1,514,861	Fidelity Investments Money Market Funds - Treasury Portfolio, Class I, 1.26% ** (Cost - $1,514,861)			1,514,861

	TOTAL INVESTMENTS - 98.8% (Cost - $23,317,855) (a)			$23,048,817
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 1.2%			272,236
	NET ASSETS - 100.0%			$23,321,053

^ Variable or step coupon security; interest rate shown reflects the effective rate as of February 28, 2018.
* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities had a fair value of $1,376,605 and 6.0% of net assets.
** Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2018.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $23,322,109 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:		$141,153
		Unrealized depreciation:		(414,445)
		Net unrealized depreciation:		$(273,292)
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
REITS - Real Estate Investment Trust

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2018

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2018

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of February 28, 2018 in valuing the Funds' investments measured at fair value:

North Star Opportunity Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$63,434,839	$2,076,064	$-	$65,510,903
Preferred Stock	4,686,109	-	-	4,686,109
Corporate Bonds	-	5,676,187	-	5,676,187
Short-Term Investments	5,648,608	-	-	5,648,608
Total	$73,769,556	$7,752,251	$-	$81,521,807

North Star Dividend Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$72,633,682	$1,298,785	$-	$73,932,467
Preferred Stock	948,500	-	-	948,500
Short-Term Investments	3,119,379	-	-	3,119,379
Total	$76,701,561	$1,298,785	$-	$78,000,346

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2018

North Star Micro Cap Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$65,511,707	$4,372,424	$-	$69,884,131
Short-Term Investments	12,133,149	-	-	12,133,149
Total	$77,644,856	$4,372,424	$-	$82,017,280

North Star Bond Fund
Assets *	Level 1	Level 2	Level 3	Total
Preferred Stock	$3,316,458	$-	$-	$3,316,458
Corporate Bonds	-	17,965,589	-	17,965,589
Convertible Bonds	-	251,909	-	251,909
Short-Term Investments	1,514,861	-	-	1,514,861
Total	$4,831,319	$18,217,498	$-	$23,048,817

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the period. It is the funds' policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.
* Refer to the Portfolios of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 4/25/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 4/25/18

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 4/25/18